Offerings - Offering: 1	Nov. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Notes due 2030
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 598,242,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,617.22
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Table" in the Company's Registration Statement on Form S-3 (File No. 333-291169) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.